Critical accounting judgements and key sources of estimation uncertainty (Details) $ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Jun. 10, 2021 shares
Critical accounting judgements and key sources of estimation uncertainty
Expense recognised	£ 23,189		£ 111,996	£ 96
Convertible note
Critical accounting judgements and key sources of estimation uncertainty
Maturity term	five-year
Conversion ratio per $1000 principal amount | shares		90.9091
Convertible Senior Secured Notes Principal Amount | $		$ 1,000
Convertible note | Interest paid in cash
Critical accounting judgements and key sources of estimation uncertainty
Interest rate		7.00%
Convertible note | Interest paid in-kind and semi-annually in arrears
Critical accounting judgements and key sources of estimation uncertainty
Interest rate		9.00%
Two Thousand And Twenty One Incentive Award Plan
Critical accounting judgements and key sources of estimation uncertainty
Expense recognised	£ 14,248		0
Quarterly vesting percentage	6.25%
Share price | $ / shares		$ 9.36
Measurement term of US Government gilt bonds to determine fair value of options granted	5 years
Percentage of attrition rate based upon historical experience	10.00%
Issuance of Z-Shares to american
Critical accounting judgements and key sources of estimation uncertainty
Number of shares exchangeable upon closing of merger | shares					6,125,000
Expense recognised			16,739
Consideration received			£ 0